Consolidated Statements of Operations (USD $)	12 Months Ended		3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2011 Unaudited	Sep. 30, 2010 Unaudited
Product sales, net	$ 10,000,602	$ 9,250,621	$ 2,733,125	$ 2,253,922
Cost of sales	6,078,829	4,935,755	1,650,501	1,427,474
Gross margin	3,921,773	4,314,866	1,082,624	826,448
Operating expenses:
Selling, general and administrative	3,771,643	3,259,551	995,621	1,071,198
New product development	995,087	869,440	287,719	222,585
Amortization of intangibles	32,868	32,868	8,217	8,217
Gain on sale of property and equipment	(20,480)	(9,138)		(540)
Total costs and expenses	4,779,118	4,152,721	1,291,557	1,301,460
Operating income (loss)	(857,345)	162,145	(208,933)	(475,012)
Other income (expense):
Interest expense	(170,585)	(210,002)	(23,420)	(87,322)
Interest expense - debt discount	(316,693)	(370,385)		(209,666)
Interest expense - debt costs	(118,977)	(147,550)	(800)	(83,522)
Loss on extinguishment of debt	(131,784)
Other income (expense), net	(6,579)	4,833	34,706	2,572
Total other income (expense), net			10,486	(377,938)
Net loss	$ (1,601,963)	$ (560,959)	$ (198,447)	$ (852,950)
Loss per common share (basic and diluted)	$ (0.17)	$ (0.07)	$ 0.02	$ 0.09
Number of shares used in per share calculation (basic and diluted)	9,533,558	8,139,852	9,746,107	9,011,214